RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

11.   RELATED PARTY TRANSACTIONS

During the year ended December 31, 2025 and 2024, the Company was charged for consulting services by Mario Szotlender, a director of the Company.

On March 28, 2025, the Company reached an agreement to sell its 100% interest in Cuzcatlan to JRC Ingeniería y Construcción S.A.C. (“JRC”). The transaction subsequently closed on April 11, 2025 (refer to Note 25 for details). Luis D. Ganoza, the Company’s Chief Financial Officer, is an independent, non-shareholding director of JRC and disclosed this relationship to the Company’s Board of Directors.

In addition to the related party transactions and balances disclosed elsewhere in these financial statements, the Company paid the following amounts to key management personnel during the year ended December 31, 2025 and 2024:

	Years ended December 31,
	2025 $	2024 $
Salaries and benefits	7,843	8,557
Directors' fees	971	851
Consulting fees	64	66
Share-based payments	20,769	7,747
	29,647	17,221